Reserves (Tables)	12 Months Ended
Dec. 31, 2014
Reserves
Schedule of reserve information of major product lines

	December 31, 2014				December 31, 2013
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Preneed funeral life insurance policies and investment-type annuity contracts	$906,864	$42	$5,737	$3,021	$976,837	$101	$4,189	$3,003
Life insurance no longer offered	251,495	525	1,485	1,163	258,513	528	1,140	2,521
FFG, LTC and other disposed businesses	1,714,854	25,227	265,886	34,869	1,474,858	17,623	205,524	26,351
All other	33,493	370	13,616	9,707	33,668	461	14,595	8,324
Short Duration Contracts:
Group term life	0	2,780	160,789	27,730	0	4,039	161,042	28,480
Group disability	0	1,430	1,063,982	104,953	0	2,435	1,086,870	111,546
Medical	0	22	1,412	726	0	244	1,895	1,205
Dental	0	3,773	2,106	16,448	0	4,921	2,245	16,787
Credit disability	0	14	0	1,962	0	2	0	2,203
All other	0	172	360	1,986	0	181	245	1,565
Total	$2,906,706	$34,355	$1,515,373	$202,565	$2,743,876	$30,535	$1,477,745	$201,985

Schedule of most significant claims and benefits payable

	Group Term Life	Group Disability

Balance as of December 31, 2011, gross of reinsurance	205,989	1,288,470

Less: Reinsurance ceded and other (1)	(3,109)	(32,709)

Balance as of January 1, 2012, net of reinsurance	202,880	1,255,761
Incurred losses related to:
Current year	121,051	280,183
Prior year’s interest	7,575	54,696
Prior year (s)	(25,441)	(56,891)
Total incurred losses	103,185	277,988
Paid losses related to:
Current year	76,377	67,069
Prior year (s)	39,693	270,749
Total paid losses	116,070	337,818
Balance as of December 31, 2012, net of reinsurance	189,995	1,195,931
Plus: Reinsurance ceded and other (1)	2,612	33,494

Balance as of December 31, 2012, gross of reinsurance	$192,607	$1,229,425

Less: Reinsurance ceded and other (1)	(2,612)	(33,494)

Balance as of January 1, 2013, net of reinsurance	189,995	1,195,931
Incurred losses related to:
Current year	116,735	275,567
Prior year’s interest	7,388	53,255
Prior year (s)	(12,207)	(29,995)
Total incurred losses	111,916	298,827
Paid losses related to:
Current year	72,794	68,769
Prior year (s)	41,891	262,215
Total paid losses	114,685	330,984
Balance as of December 31, 2013, net of reinsurance	187,226	1,163,774
Plus: Reinsurance ceded and other (1)	2,296	34,642

Balance as of December 31, 2013 gross of reinsurance	$189,522	$1,198,416

Less: Reinsurance ceded and other (1)	(2,296)	(34,642)

Balance as of January 1, 2014, net of reinsurance	187,226	1,163,774
Incurred losses related to:
Current year	119,725	278,082
Prior year’s interest	7,187	50,610
Prior year (s)	(14,875)	(34,238)
Total incurred losses	112,037	294,454
Paid losses related to:
Current year	74,687	78,411
Prior year (s)	39,322	248,166
Total paid losses	114,009	326,577
Balance as of December 31, 2014, net of reinsurance	185,254	1,131,651
Plus: Reinsurance ceded and other (1)	3,265	37,284

Balance as of December 31, 2014 gross of reinsurance	$188,519	$1,168,935

(1)

Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.